Stock Options (Detail Textuals) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	550,000	387,500
Available for grant, shares	1,615,000	1,307,500	1,180,000
2013 Equity Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares initially reserved for issuance	1,500,000
Options granted	1,085,000
Shares granted	735,105
Available for grant, shares	295,384	410,000
Compensation cost	$ 253,358	$ 272,804